Share-Based Compensation (Nonvested Shares Activity) (Detail) (Restricted Stock and Restricted Stock Units (RSUs) [Member], USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Restricted Stock and Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant date fair value of nonvested shares granted	$ 34.83	$ 29.65	$ 39.94
Fair value of nonvested shares granted	$ 10.5	$ 9.1	$ 7.9
Fair value of shares vested	$ 6.2	$ 7.0	$ 2.5